Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that were measured at Fair Value	The table below sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2023 and 2022 by level within the fair value hierarchy.
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$39,605	-	-	$39,605
Short-term bank deposits	235,600	-	-	235,600
Marketable securities	-	$280,495	-	280,495
Foreign currency derivative contracts	-	595		595

Total financial assets	$275,205	$281,090	$-	$556,295
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$104,597	$-	$-	$104,597
Short-term bank deposits	275,033	-	-	275,033
Marketable securities	-	266,350	-	266,350

Total financial assets	$379,630	$266,350	$-	$645,980
Liabilities:
Foreign currency derivative contracts	-	$(1,000)	-	$(1,000)